Average Annual Total Returns{- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-15 - Fidelity International Real Estate Fund	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years	RT004 Past 1 year	RT004 Past 5 years	RT004 Past 10 years
Total	5.21%	10.83%	10.84%	3.53%	9.79%	9.54%	3.56%	8.31%	8.39%	7.36%	11.02%	10.77%	9.75%	11.31%	10.85%	11.89%	12.55%	11.87%	12.05%		12.16%	[1]	Oct. 02, 2018	11.48%	9.78%	8.22%	6.93%	6.79%	7.96%

[1]	(a)Since inception October 2, 2018.